Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
TOUCHSTONE HIGH YIELD FUND SUMMARY
The Fund’s Investment Goal
The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal.
Capital appreciation is a secondary consideration.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 25 and in the Fund’s Statement of Additional Information (“SAI”) on page 46.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone High Yield Fund		Class A		Class C	Class Y	Institutional
Management Fees		0.52%		0.52%	0.52%	0.52%
Distribution (12b-1) Fees		0.25%	[1]	1.00%	none	none
Other Expenses		0.33%		0.40%	0.34%	0.43%
Total Annual Fund Operating Expenses		1.10%		1.92%	0.86%	0.95%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.11%)		(0.18%)	(0.12%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.99%		1.74%	0.74%	0.59%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2012.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.99%, 1.74%, 0.74%, and 0.59% for Class A shares, Class C shares, Class Y shares, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund’s shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Funds’ Management” in the Fund’s prospectus for more information.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Touchstone High Yield Fund) Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	571	277	76	60
Expense Example, With Redemption, 3 Years	798	586	262	267
Expense Example, With Redemption, 5 Years	1,042	1,020	465	490
Expense Example, With Redemption, 10 Years	1,742	2,229	1,050	1,133

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone High Yield Fund Class C
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	586
Expense Example, No Redemption, 5 Years	1,020
Expense Example, No Redemption, 10 Years	2,229

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds”, and are considered speculative.  They are rated below BBB- by S&P and Fitch or below Baa3 by Moody’s.  The Fund expects to have an average stated maturity of between 6 and 9 years, but it may vary to between 5 and 10 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment-grade debt securities can also be more difficult to sell for good value.

Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions. This could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Merrill Lynch U.S. High Yield Cash Pay Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

High Yield Fund — Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +22.23% Worst Quarter: 3rd Quarter 2008 -20.40% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 12.91%.
Average Annual Total Returns For the period ended December 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on May 1, 2000, Class C shares began operations on May 23, 2000, Class Y shares began operations on February 1, 2007 and Institutional Class shares began operations on January 27, 2012.

Average Annual Total Returns Touchstone High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	7.59%		7.99%		8.09%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.25%		4.85%		5.10%
Class A After Taxes on Distributions and Sale of Fund Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.86%		4.88%		5.12%
Class C	Class C Return Before Taxes	11.06%		8.20%		7.80%
Class Y	Class Y Return Before Taxes	13.16%	[1]	9.38%	[1]	8.82%	[1]
Institutional	Institutional Return Before Taxes	13.34%	[1]	9.12%	[1]	8.66%	[1]
Merrill Lynch U.S. High Yield Cash Pay Index	Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	15.44%		9.90%		10.23%
[1]	Class Y shares and Institutional Class shares performance was calculated using the historical performance of Class A shares for the periods prior to February 1, 2007 and January 27, 2012, respectively.